Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS ESG Global Bond Fund

The following changes are effective on or about October 1, 2019:

The following disclosure replaces existing similar disclosure contained under the "Derivatives" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus.

Derivatives. Portfolio management generally may use futures contracts and interest rate swap contracts, which are types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) to gain exposure to different parts of the yield curve while managing overall duration.  Portfolio management generally may also use credit default swaps (a contract whose value is based on, for example, indices, currencies or securities) to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. Portfolio management generally may also use options, to seek to enhance potential gains by increasing or decreasing the fund's exposure to a particular sector or market or as a substitute for direct investment. In addition, portfolio management may generally use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non-hedging purposes to seek to enhance potential gains. While portfolio management may periodically hedge exposure to changes in foreign currency exchange rates depending on its current market views, it does not intend to hedge all non-US currency exposure back to the US dollar.

The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/18/2001	-7.63	0.01	1.43
After tax on distributions		-8.49	-1.41	-0.03
After tax on distributions and sale of fund shares		-6.36	-0.93	0.24
Class T before tax	2/1/2017	-5.70	0.40	1.64
Class C before tax	6/18/2001	-4.00	0.18	1.14
Class S before tax	3/1/1991	-3.04	1.16	2.15
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-1.20	1.08	2.49
Bloomberg Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes)		1.76	3.44	3.78

Bloomberg Barclays Global Aggregate Bond Index replaced the Bloomberg Barclays Global Aggregate Bond Currency Hedged Index as the fund's principal benchmark index because the Advisor believes the Bloomberg Barclays Global Aggregate Bond Index more closely reflects the fund's investment strategies.

DWS ESG Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS ESG Global Bond Fund

The following changes are effective on or about October 1, 2019:

The following disclosure replaces existing similar disclosure contained under the "Derivatives" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "Fund Details" section of the fund's prospectus.

Derivatives. Portfolio management generally may use futures contracts and interest rate swap contracts, which are types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) to gain exposure to different parts of the yield curve while managing overall duration.  Portfolio management generally may also use credit default swaps (a contract whose value is based on, for example, indices, currencies or securities) to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. Portfolio management generally may also use options, to seek to enhance potential gains by increasing or decreasing the fund's exposure to a particular sector or market or as a substitute for direct investment. In addition, portfolio management may generally use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non-hedging purposes to seek to enhance potential gains. While portfolio management may periodically hedge exposure to changes in foreign currency exchange rates depending on its current market views, it does not intend to hedge all non-US currency exposure back to the US dollar.

The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/18/2001	-7.63	0.01	1.43
After tax on distributions		-8.49	-1.41	-0.03
After tax on distributions and sale of fund shares		-6.36	-0.93	0.24
Class T before tax	2/1/2017	-5.70	0.40	1.64
Class C before tax	6/18/2001	-4.00	0.18	1.14
Class S before tax	3/1/1991	-3.04	1.16	2.15
Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		-1.20	1.08	2.49
Bloomberg Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes)		1.76	3.44	3.78

Bloomberg Barclays Global Aggregate Bond Index replaced the Bloomberg Barclays Global Aggregate Bond Currency Hedged Index as the fund's principal benchmark index because the Advisor believes the Bloomberg Barclays Global Aggregate Bond Index more closely reflects the fund's investment strategies.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Derivatives. Portfolio management generally may use futures contracts and interest rate swap contracts, which are types of derivatives (contracts whose value is based on, for example, indices, currencies or securities) to gain exposure to different parts of the yield curve while managing overall duration.  Portfolio management generally may also use credit default swaps (a contract whose value is based on, for example, indices, currencies or securities) to seek to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio. Portfolio management generally may also use options, to seek to enhance potential gains by increasing or decreasing the fund's exposure to a particular sector or market or as a substitute for direct investment. In addition, portfolio management may generally use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non-hedging purposes to seek to enhance potential gains. While portfolio management may periodically hedge exposure to changes in foreign currency exchange rates depending on its current market views, it does not intend to hedge all non-US currency exposure back to the US dollar.

The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br />(For periods ended 12/31/2018 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Bloomberg Barclays Global Aggregate Bond Index replaced the Bloomberg Barclays Global Aggregate Bond Currency Hedged Index as the fund's principal benchmark index because the Advisor believes the Bloomberg Barclays Global Aggregate Bond Index more closely reflects the fund's investment strategies.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Bloomberg Barclays Global Aggregate Bond Index replaced the Bloomberg Barclays Global Aggregate Bond Currency Hedged Index as the fund's principal benchmark index because the Advisor believes the Bloomberg Barclays Global Aggregate Bond Index more closely reflects the fund's investment strategies.

DWS ESG Global Bond Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.63%)
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.43%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
DWS ESG Global Bond Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.70%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	1.64%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
DWS ESG Global Bond Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
5 Years	rr_AverageAnnualReturnYear05	0.18%
10 Years	rr_AverageAnnualReturnYear10	1.14%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2001
DWS ESG Global Bond Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.49%)
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
10 Years	rr_AverageAnnualReturnYear10	(0.03%)
DWS ESG Global Bond Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.36%)
5 Years	rr_AverageAnnualReturnYear05	(0.93%)
10 Years	rr_AverageAnnualReturnYear10	0.24%
DWS ESG Global Bond Fund | Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	2.49%
DWS ESG Global Bond Fund | Bloomberg Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	3.78%